Other intangible assets	12 Months Ended
Dec. 31, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Other intangible assets
Other intangible assets

Other intangible assets include purchased technology from third parties and software developed or purchased (including licences) for internal use. The changes in the amount of other intangible assets are as follows:

	Software	Purchased technology and other intangible assets	Total
At cost:
Balance January 1, 2012	18,042	12,212	30,254
Additions	2,447	2,183	4,630
Disposals	(10)	—	(10)
Foreign currency translation effect	(133)	(2)	(135)
Balance December 31, 2012	20,346	14,393	34,739
Deconsolidation ASMPT	(4,931)	(7,215)	(12,146)
Additions	437	33	470
Disposals	(1)	—	(1)
Foreign currency translation effect	(248)	(169)	(417)
Balance December 31, 2013	15,603	7,042	22,645

Accumulated amortization:
Balance January 1, 2012	10,785	4,693	15,478
Amortization for the year	2,784	2,634	5,418
Disposals	(10)	—	(10)
Foreign currency translation effect	(113)	51	(62)
Balance December 31, 2012	13,446	7,378	20,824
Deconsolidation ASMPT	(3,744)	(3,895)	(7,639)
Amortization for the year	2,118	2,071	4,189
Disposals	(1)	—	(1)
Foreign currency translation effect	(211)	(154)	(365)
Balance December 31, 2013	11,608	5,400	17,008

Other intangible assets, net:
December 31, 2012	6,900	7,015	13,915
December 31, 2013	3,995	1,642	5,637

Other intangible assets are amortized over their useful lives of 3 to 7 years. Estimated amortization expenses relating to other intangible assets are as follows:

2014	1,819
2015	1,255
2016	1,224
2017	547
2018	528
2019	264
5,637